SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current income tax	$ 1,764,722	$ 2,465,661
Deferred income tax benefit	(21,775)	(136,389)
Income tax expense	$ 1,742,947	$ 2,329,272